Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of funding commitments
The following table presents the Company’s funding commitments as of December 31:

	2022	2021
	(in millions)
Commercial mortgage loans	$—	$48
Affordable housing and other real estate partnerships	8	9
Total funding commitments	$8	$57